Note 26 - Reserves - Reserves in Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Foreign currency translation reserve	$ (10,409)	$ (9,787)
Contributed surplus	132,591	132,591
Equity-settled share-based payment reserve	15,637	14,997
Total	$ 137,819	$ 137,801